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JULIEN BOURGEOIS julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3151 Fax

April 8, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Security Large Cap Value Fund

(File Nos. 2-12187 and 811-00487)

Ladies and Gentlemen:

On behalf of Security Large Cap Value Fund (the “Fund”), attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 118 to the Fund’s registration statement on Form N-1A. This filing is being made for the purpose of registering Institutional Class shares of the Fund.

On behalf of the Fund, we hereby undertake to make an additional filing of the Fund’s registration statement on or before June 7, 2013 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact me at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

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